Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 11,568	$ 12,158	$ 12,144
Investment expense	(633)	(568)	(308)
Net investment income	10,935	11,590	11,836
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	11,545	12,138	12,133
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 23	$ 20	$ 11